INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS
INVESTMENTS

10.INVESTMENTS

	As at December 31,	As at December 31,
	2023	2022
Equity securities	$323,711	$304,618
Share purchase warrants	21,546	28,124
Total investments	$345,257	$332,742

The following tables set out details of the Company’s largest equity investments by carrying value:

	As at December 31, 2023
		Share purchase
	Equity securities	warrants	Total
Orla Mining Ltd.	$90,158	$15,093	$105,251
Rupert Resources Ltd.	88,505	—	88,505
Canada Nickel	16,894	1,830	18,724
Other(i)	128,154	4,623	132,777
Total investments	$323,711	$21,546	$345,257

	As at December 31, 2022
		Share purchase
	Equity securities	warrants	Total
Rupert Resources Ltd.	$105,324	$—	$105,324
Orla Mining Ltd.	95,548	27,152	122,700
Wallbridge Mining Company Ltd.	11,499	—	11,499
White Gold Corp.	9,823	6	9,829
Other(i)	82,424	966	83,390
Total investments	$304,618	$28,124	$332,742

Note:

(i) The balance is comprised of 48 (2022 — 43) equity investments none of which are individually material.

10.INVESTMENTS (Continued)

Disposal of Equity Securities

During the year ended December 31, 2023 the Company sold its interest in certain equity securities. The fair value at the time of sale was $0.5 million and the Company recognized a cumulative net loss on disposal of $2.9 million ($2.2 million, net of tax), which was transferred from other reserves to retained earnings in the consolidated balance sheets. There were no disposals of equity securities in the year ended December 31, 2022.